Consolidated Balance Sheet (unaudited) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant & equipment	$ 4,330	$ 4,369
Right-of-use assets	356	354
Goodwill	8,926	8,926
Intangible assets other than goodwill	8,760	9,060
Deferred tax assets	448	443
Financial assets	608	517
Other non-current assets	303	298
Total non-current assets	23,731	23,967
Current assets
Inventories	2,332	2,322
Trade receivables	1,829	1,770
Income tax receivables	20	34
Cash and cash equivalents	1,372	1,094
Other current assets	434	427
Total current assets	5,987	5,647
Total assets	29,718	29,614
Equity
Share capital	20	20
Reserves	20,921	20,604
Total equity	20,941	20,624
Non-current liabilities
Financial debts	4,550	4,676
Lease liabilities	332	335
Deferred tax liabilities	792	797
Provisions & other non-current liabilities	763	784
Total non-current liabilities	6,437	6,592
Current liabilities
Trade payables	868	811
Financial debts	137	63
Lease liabilities	71	71
Current income tax liabilities	187	114
Provisions & other current liabilities	1,077	1,339
Total current liabilities	2,340	2,398
Total liabilities	8,777	8,990
Total equity and liabilities	$ 29,718	$ 29,614